FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a recurring basis

		Fair Value Measurements at Reporting Date Using
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2011
Assets:
IRCF	—	—	—	—
As of December 31, 2012
Assets:
IRCF	181	—	—	181

Schedule of information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a nonrecurring basis

		Fair Value Measurements at Reporting Date Using
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2011
Property and equipment	—	—	—	—
Other non-current assets	—	—	—	—
Intangible assets	—	—	—	—
Goodwill	—	—	—	—

As of December 31, 2012
Property and equipment & Other non-current assets	1,672	—	—	1,672
Intangible assets	174,944	—	—	174,944
Goodwill	749,755	—	—	749,755

Schedule of quantitative information about Level 3 fair value measurements

RMB’000	FV as at 2012/09/30	Valuation technique(s)	Unobservable inputs	Range
Property and equipment & Other non-current assets			Projection years	16~24
	1,672	Discounted cash flow	Discount rate	17%
			Terminal growth rate	3%

Intangible assets			Royalty rate	1%~8%
	174,944	Relief-from-royalty method	Discount rate	17%~22%
			Terminal growth rate	3%